Income Taxes (Details) - Schedule of Company’s Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	$ 3,612,947	$ 2,693,459
Research and development expenses	145,249	135,367
Provision for warranty	1,332	2,101
Provision for vacation and convalescence	17,459	15,799
Issuance cost	81,010	86,464
Total deferred tax assets	3,857,998	2,933,190
Less - valuation allowance	(3,857,998)	(2,933,190)
Net deferred tax assets